Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Contingent liabilities [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 22,964	£ 24,527
Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	334,131	334,455
Guarantees and letters of credit pledged as collateral security [member] | Contingent liabilities [member]
Disclosure of contingent liabilities [line items]
Notional amount	16,225	17,606
Performance guarantees, acceptances and endorsements [member] | Contingent liabilities [member]
Disclosure of contingent liabilities [line items]
Notional amount	6,739	6,921
Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	1,162	1,291
Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 332,969	£ 333,164